Note 13 - Subsequent Events (Details) (USD $)	0 Months Ended		0 Months Ended
	Jan. 31, 2014 Related Party Convertible Bridge Notes [Member] Subsequent Event [Member] January 2014 Convertible Bridge Notes [Member]	Mar. 05, 2014 Related Party Convertible Bridge Notes [Member] Subsequent Event [Member] March 2014 Convertible Promissory Notes [Member]	Oct. 01, 2014 Subsequent Event [Member] Loan and Security Agreement [Member]	Oct. 01, 2014 Subsequent Event [Member]	Sep. 30, 2014 Loan and Security Agreement [Member]
Note 13 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount					$ 5,000,000
Number of Tranches					3
Proceeds from Issuance of Debt			2,500,000
Repayments of Debt				1,630,925
Contingent Bridge Loan Proceeds	500,000
Maximum Authorized Convertible Promissory Notes Issuable		500,000
Convertible Notes Payable		$ 100,000
Debt Instrument, Interest Rate, Stated Percentage		9.00%